List of principal companies included in the consolidation scope during 2019 - Summary of Principal Investments Accounted for Using the Equity Method (Details)	12 Months Ended
Dec. 31, 2019
BioAtrium AG
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%
Bristol-Myers Squibb / Sanofi Canada Partnership
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
Bristol-Myers Squibb / Sanofi-Synthélabo Partnership
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
Bristol-Myers Squibb / Sanofi-Synthélabo Puerto Rico Partnership
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	49.90%
GlaxoSmithKline Consumer Healthcare, L.P.
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	11.70%
Infraserv GmbH & Co. Höchst KG
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	31.20%
Maphar
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	48.30%
MCM Vaccine B.V.
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%
MSP Vaccine Company (formerly MCM company)
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%
Regeneron Pharmaceutical Incorporated
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	21.20%